NET SALES	6 Months Ended
Jun. 30, 2020
NET SALES
NET SALES

27.   NET SALES

	June 30,	June 30,
	2020	2019
Gross sales	17,477,563	14,984,035
Sales deductions
Adjustment to present value		(8,564)
Returns and cancelations	(40,981)	(47,704)
Discounts and rebates	(1,901,193)	(1,863,366)
	15,535,389	13,064,401

Taxes on sales	(558,923)	(700,320)

Net sales	14,976,466	12,364,081